Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Assets

NOTE 8  –  OTHER ASSETS

The following table presents the components of other assets.

Other Assets (dollars in millions)

	December 31,	December 31,
	2015	2014
Current and deferred federal and state tax assets (1)	$1,252.5	$483.5
Deposits on commercial aerospace equipment	696.0	736.3
Tax credit investments and investments in unconsolidated subsidiaries (2)	223.9	73.4
Property, furniture and fixtures	197.2	126.4
Fair value of derivative financial instruments	140.7	168.0
Deferred debt costs and other deferred charges	129.6	148.1
OREO and repossessed assets	127.3	0.8
Tax receivables, other than income taxes	98.2	102.0
Other (3contrq) (4)	529.5	268.2
Total other assets	$3,394.9	$2,106.7

(1)The increase is primarily due to the reversal of the deferred tax asset valuation ($647 million) in the third quarter of 2015.  See Note 19 – Income Taxes

(2)Included in this balance are affordable housing investments of $108.4 million as of December 31, 2015 that provide tax benefits to investors in the form of tax deductions from operating losses and tax credits. As a limited partner, the Company has no significant influence over the operations. In 2015, the Company recognized pre-tax losses of $5.2 million related to these affordable housing investments. In addition, the Company recognized total tax benefits of $8.7 million, which included tax credits of $6.7 million recorded in income taxes. The Company is periodically required to provide additional financial support during the investment period. The Company's liability for these unfunded commitments was $15.7 million at December 31, 2015. See Note 10 - Borrowings.

(3)Other includes executive retirement plan and deferred compensation, tax receivables other than income, prepaid expenses and other miscellaneous assets.

(4)Other also includes servicing advances.  In connection with the OneWest Transaction, the Company acquired the servicing obligations for residential mortgage loans.  As of December 31, 2015, the loans serviced for others total $17.4 billion for reverse mortgage loans and $87.4 million for single family mortgage loans.  The Company’s loans servicing activities require the Company to hold cash in custodial accounts that are not included in the financial statements in the amount of $66.7 million as of December 31, 2015.